Financial debt - Short term debt - Parenthetical (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Loan in the amount of 70,000 thousand dollars, maturing in January 2020, at LIBOR (3) rate plus 0.62 percentage points
Disclosure of financial debt [Line Items]
Notional amount	$ 70,000
Borrowings, maturity	January 2020
Borrowings, interest rate basis	LIBOR (3) rate plus 0.62 percentage points
Loan denominated in pesos, maturing in January 2020, at TIIE (1) rate plus 0.50 percentage points
Disclosure of financial debt [Line Items]
Borrowings, maturity	January 2020
Borrowings, interest rate basis	TIIE (1) rate plus 0.50 percentage points
Loan in the amount of 80,000 thousand dollars, maturing in February 2020, at LIBOR6 (4) rate plus 0.35 percentage points
Disclosure of financial debt [Line Items]
Notional amount	$ 80,000
Borrowings, maturity	February 2020
Borrowings, interest rate basis	LIBOR6 (4) rate plus 0.35 percentage points
Loan denominated in pesos, maturing in February 2020, at TIIE (1) rate plus 1.05 percentage points
Disclosure of financial debt [Line Items]
Borrowings, maturity	February 2020
Borrowings, interest rate basis	TIIE (1) rate plus 1.05 percentage points
Loan denominated in pesos, maturing in June 2020, at TIIE (1) rate plus 0.50 percentage points
Disclosure of financial debt [Line Items]
Borrowings, maturity	June 2020
Borrowings, interest rate basis	TIIE (1) rate plus 0.50 percentage points
Loan denominated in pesos, maturing in May 2020, at TIIE (1) rate plus 1.05 percentage points
Disclosure of financial debt [Line Items]
Borrowings, maturity	May 2020
Borrowings, interest rate basis	TIIE (1) rate plus 1.05 percentage points
Loan in the amount of 39,000 thousand dollars, maturing in January 2021, at LIBOR (3) rate plus 0.60 percentage points
Disclosure of financial debt [Line Items]
Notional amount	$ 39,000
Borrowings, maturity	January 2021
Borrowings, interest rate basis	LIBOR (3) rate plus 0.60 percentage points
Loan denominated in pesos, maturing in February 2021, at TIIE (1) rate plus 0.90 percentage points
Disclosure of financial debt [Line Items]
Borrowings, maturity	February 2021
Borrowings, interest rate basis	TIIE (1) rate plus 0.90 percentage points
Loan denominated in pesos, maturing in December 2022, at TIIE (1) rate plus 0.29 percentage points
Disclosure of financial debt [Line Items]
Borrowings, maturity	December 2022
Borrowings, interest rate basis	TIIE (1) rate plus 0.29 percentage points